Summary of Deposit Funding (Details) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 1,018,028	$ 992,208
Canadian Retail [member] | P&C Deposits [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	525,646	519,466
U.S. Retail [member] | P&C Deposits [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 492,382	$ 472,742